Other revenues and expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Financial Income and Expenses
Financial income:

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$48	$60	$71
Foreign exchange gain	2,069	2,027	1,774
Total financial income	$2,117	$2,087	$1,845
Financial expenses:

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Interest on loans	$3,212	$4,153	$4,971
Interest on supplier payable with extended payment terms	411	213	—
Other bank fees and financial charges	111	306	476
Other financial expenses	83	—	400
Convertible debt amendments	—	322	265
Change in the fair value of convertible debt embedded derivative	1,583	—	—
Foreign exchange loss	1,476	3,428	1,408
Total financial expenses	$6,876	$8,422	$7,520

Schedule of Cost of Revenue and Operating Expenses
The tables below present the cost of revenue and operating expenses by nature of expense :

		Year ended December 31,
	Note	2016	2017	2018
		(in thousands)
Included in cost of revenue:
Cost of components		$20,277	$22,137	$19,058
Depreciation and impairment	7	1,270	1,037	1,088
Amortization of intangible assets	8	157	157	158
Wages and benefits		2,374	2,233	2,368
Share-based payment expense	13	11	7	8
Assembly services, royalties and other		1,507	1,551	1,682
		$25,596	$27,122	$24,362

		Year ended December 31,
	Note	2016	2017	2018
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$1,811	$1,723	$1,972
Amortization of intangible assets	8	2,057	2,658	2,945
Wages and benefits		22,615	26,044	27,616
Share-based payment expense	13	1,111	1,631	1,804
Foreign exchange gains and losses related to hedges of euro		12	99	(27)
Other, net		12,121	8,511	13,095
		$39,727	$40,666	$47,405

		Year ended December 31,
	Note	2016	2017	2018
		(in thousands)
Wages and salaries		$18,996	$21,535	$22,501
Social security costs and other payroll taxes		5,805	6,584	7,286
Other benefits		100	58	125
Pension costs		88	100	72
Share-based payment expenses	13	1,122	1,638	1,812
Total employee benefits expense		$26,111	$29,915	$31,796

Schedule of Research and Development Expense
The reduction of research and development expense from government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Research and development costs	$30,022	$33,318	$34,969
Research tax credit	(1,962)	(3,345)	(3,027)
Government and other grants	(1,704)	(3,072)	(1,104)
Development costs capitalized (*)	(22)	(1,931)	(3,376)
Amortization of capitalized development costs	—	232	447
Total research and development expense	$26,334	$25,202	$27,909